Property and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
7 Property and Equipment
Movements in the carrying amount of property and equipment were as follows:

In thousands of USD	Buildings	Technical equipment and machinery	Transportation equipment, office equipment and other equipment	Right of use assets - Office and Warehouse	Total
Cost
Balance as of January 1, 2024	2,483	5,263	18,524	20,593	46,863
Additions	1,081	1,360	1,293	11,274	15,008
Lease modifications	—	—	—	(6,765)	(6,765)
Disposals	(1,360)	(1,846)	(5,254)	—	(8,460)
Effect of hyperinflationary economies	(2)	56	66	60	180
Effect of translation	(193)	(599)	(2,896)	(2,116)	(5,804)
Balance as of December 31, 2024	2,009	4,234	11,733	23,046	41,022
Additions	1,024	2,081	1,363	2,076	6,544
Lease modifications	—	—	—	(6,306)	(6,306)
Disposals	(63)	(76)	(354)	—	(493)
Effect of hyperinflationary economies	3	21	46	59	129
Effect of translation	280	616	1,364	2,155	4,415
Balance as of December 31, 2025	3,253	6,876	14,152	21,030	45,311
Accumulated depreciation
Balance as of January 1, 2024	(1,849)	(3,196)	(13,118)	(14,339)	(32,502)
Depreciation charge	(260)	(854)	(2,158)	(4,887)	(8,159)
Impairments	(17)	—	(14)	(59)	(90)
Accumulated depreciation on disposals	1,105	1,449	4,720	—	7,274
Lease modifications	—	—	9	6,226	6,235
Effect of translation	120	269	1,948	1,079	3,416
Balance as of December 31, 2024	(901)	(2,332)	(8,613)	(11,980)	(23,826)
Depreciation charge	(410)	(872)	(1,610)	(5,028)	(7,920)
Impairments	18	—	15	62	95
Accumulated depreciation on disposals	37	71	252	—	360
Lease modifications	—	—	—	7,556	7,556
Effect of hyperinflationary economies	(1)	(10)	(36)	—	(47)
Effect of translation	(108)	(291)	(1,002)	(965)	(2,366)
Balance as of December 31, 2025	(1,365)	(3,434)	(10,994)	(10,355)	(26,148)
Carrying amount as of December 31, 2024	1,108	1,902	3,120	11,066	17,196
Carrying amount as of December 31, 2025	1,888	3,442	3,158	10,675	19,163
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of USD	Right of use assets	Lease Liabilities

As of January 1, 2024	6,254	6,075
Additions	11,274	10,158
Depreciation	(4,887)	—
Impairment	(59)	—
Interest expense	—	1,532
Lease modifications	(539)	(628)
Effect of hyperinflationary economies	60	—
Payments (Note 19)	—	(5,123)
Effect of translation	(1,037)	(816)
As of January 1, 2025	11,066	11,198
Additions	2,076	2,062
Depreciation	(5,028)	—
Impairment	62	—
Interest expense	—	2,781
Lease modifications	1,250	1,210
Effect of hyperinflationary economies	59	—
Payments (Note 19)	—	(6,324)
Effect of translation	1,190	795
As of December 31, 2025	10,675	11,722
During 2025, the Group’s main additions to Right of use assets include lease contracts for new warehouse facilities in Algeria, Kenya and Senegal, while Lease modifications mainly reflect the office lease renewal in Egypt.
During 2024, the Group’s main additions to Right of use assets include lease contracts for new warehouse facilities in Nigeria, Egypt and Ghana. Lease modifications are mainly driven by the early termination of warehouse contracts in Egypt, Tunisia, Ivory Coast and Nigeria, and due to delays in the constructions in the main warehouse in Ivory Coast. These effects are partially offset by the renewal of the main warehouse in Uganda.
The Group recognized rent expense from short-term leases of USD 918 thousand in the year ended December 31, 2025 (2024: USD 1,265 thousand and 2023: USD 2,035 thousand).
The following are the amounts recognized in profit or loss:

In thousands of USD	2023	2024	2025
Depreciation expense of right-of-use assets	(5,204)	(4,887)	(5,028)
Interest expense on lease liabilities	(1,074)	(1,532)	(2,781)
Expense relating to short-term leases	(2,035)	(1,265)	(918)
Total amount recognized in profit or loss	(8,313)	(7,684)	(8,727)
The Group had total cash outflows for leases of USD 6,324 thousand in 2025 (2024: USD 5,123 thousand and 2023: USD 6,279 thousand). The Group also had non-cash additions to right-of-use assets and lease liabilities of USD 2,076 thousand and USD 2,062 thousand in 2025, respectively (2024: USD 11,274 thousand and USD 10,158 thousand, respectively and 2023: USD 1,030 thousand and USD 1,057 thousand, respectively).